Average Annual Total Returns - Class A Class C and Institutional Class - Financial Services Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	1 Year	5 Years	10 Years
Total	(4.73%)	7.40%	7.44%	(4.73%)	6.93%	7.11%	(2.80%)	5.65%	5.90%	(1.73%)	7.64%	7.17%	(1.73%)	7.11%	6.80%	(1.02%)	5.82%	5.66%	18.40%	15.22%	13.88%